Income Taxes (Details) - Schedule of federal statutory rate to the loss before taxes	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Federal Statutory Rate To The Loss Before Taxes Abstract
Federal statutory income tax rate	21.00%	21.00%
State income tax rate, net of federal benefit	2.56%	1.63%
Foreign withholding and income tax	(0.49%)	(0.99%)
Research and development credits	2.03%	2.51%
Change in valuation allowance	(22.55%)	(20.44%)
Stock based compensation	(0.92%)	0.00%
Non-deductible permanent expenses	(1.26%)	(4.61%)
Other	(0.95%)	(0.09%)
Total	(0.58%)	(0.99%)